Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Earnings per Share (Table)

	Six months ended June 30,
	2022	2023
Income :
Net income	$370,510	$90,194

Basic earnings per share:
Weighted average common shares outstanding, basic	102,098,942	102,821,671
Basic earnings per share	$3.63	$0.88

Effect of dilutive securities:
Dillutive effect of non vested shares	341,003	349,053
Weighted average common shares outstanding, diluted	102,439,945	103,170,724

Diluted earnings per share	$3.62	$0.87